UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:    (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2020
Columbia Select Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Global Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Equity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Threadneedle International Limited
David Dudding, CFA
Lead Portfolio Manager
Managed Fund since 2015
Alex Lee, CFA
Portfolio Manager
Managed Fund since December 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	4.29	10.70	10.92	9.82
	Including sales charges		-1.67	4.37	9.61	9.17
Advisor Class*		03/01/18	4.52	11.08	11.06	9.89
Class C	Excluding sales charges	06/26/00	3.93	9.87	10.08	9.01
	Including sales charges		2.93	8.87	10.08	9.01
Institutional Class*		09/27/10	4.45	11.02	11.20	10.08
Institutional 2 Class		12/11/06	4.48	11.02	11.30	10.26
Institutional 3 Class*		03/01/17	4.52	11.14	11.20	9.96
Class R		12/11/06	4.17	10.43	10.63	9.55
MSCI ACWI (Net)			-7.68	-4.96	4.37	6.94
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Global Equity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2020)
Communication Services	10.2
Consumer Discretionary	6.8
Consumer Staples	0.8
Financials	10.7
Health Care	25.5
Industrials	8.7
Information Technology	36.2
Materials	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2020)
Australia	0.9
Denmark	3.9
Finland	1.0
Germany	1.3
Hong Kong	2.5
India	3.3
Ireland	1.0
Japan	7.0
South Korea	2.0
Sweden	1.1
Switzerland	1.6
Taiwan	1.2
United Kingdom	3.5
United States(a)	69.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2020, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Select Global Equity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.90	1,018.50	6.50	6.42	1.28
Advisor Class	1,000.00	1,000.00	1,045.20	1,019.64	5.34	5.27	1.05
Class C	1,000.00	1,000.00	1,039.30	1,014.77	10.29	10.17	2.03
Institutional Class	1,000.00	1,000.00	1,044.50	1,019.74	5.24	5.17	1.03
Institutional 2 Class	1,000.00	1,000.00	1,044.80	1,019.99	4.98	4.92	0.98
Institutional 3 Class	1,000.00	1,000.00	1,045.20	1,020.24	4.73	4.67	0.93
Class R	1,000.00	1,000.00	1,041.70	1,017.26	7.77	7.67	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Global Equity Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 0.9%
CSL Ltd.	24,023	4,788,442
Denmark 3.8%
Novo Nordisk A/S, Class B	303,630	19,368,566
Finland 1.0%
KONE OYJ, Class B	81,721	4,948,543
Germany 1.3%
Adidas AG	28,052	6,422,014
Hong Kong 2.5%
AIA Group Ltd.	1,355,600	12,441,384
India 3.3%
HDFC Bank Ltd.	605,765	7,954,754
Kotak Mahindra Bank Ltd.	475,393	8,537,420
Total		16,492,174
Ireland 1.0%
Trane Technologies PLC	56,895	4,973,761
Japan 7.0%
Daikin Industries Ltd.	39,300	5,043,408
Disco Corp.	25,600	5,716,845
Hoya Corp.	120,800	11,016,156
Keyence Corp.	37,400	13,352,254
Total		35,128,663
South Korea 2.0%
Samsung Electronics Co., Ltd.	241,459	9,928,206
Sweden 1.1%
Atlas Copco AB, Class B	177,126	5,478,839
Switzerland 1.6%
Roche Holding AG, Genusschein Shares	23,643	8,187,509
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	624,000	6,294,787
United Kingdom 3.5%
Linde PLC	29,188	5,382,368
RELX PLC	547,984	12,470,013
Total		17,852,381
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 67.3%
Abbott Laboratories	131,536	12,113,150
Activision Blizzard, Inc.	101,302	6,455,976
Adobe, Inc.(a)	64,728	22,890,410
Alphabet, Inc., Class A(a)	19,673	26,493,629
Amazon.com, Inc.(a)	10,853	26,850,322
Baxter International, Inc.	141,120	12,528,634
Boston Scientific Corp.(a)	371,739	13,932,778
CME Group, Inc.	44,818	7,987,016
Comcast Corp., Class A	303,854	11,434,026
Danaher Corp.	33,527	5,480,323
Edwards Lifesciences Corp.(a)	25,365	5,516,887
Estee Lauder Companies, Inc. (The), Class A	22,900	4,039,560
Fidelity National Information Services, Inc.	170,139	22,439,633
Intuit, Inc.	19,193	5,178,463
Lam Research Corp.	27,650	7,058,492
MasterCard, Inc., Class A	98,593	27,110,117
Microsoft Corp.	224,827	40,291,247
NVIDIA Corp.	30,046	8,781,845
S&P Global, Inc.	53,733	15,737,321
Thermo Fisher Scientific, Inc.	58,306	19,513,852
TransUnion	121,906	9,604,974
UnitedHealth Group, Inc.	44,012	12,872,190
Visa, Inc., Class A	47,774	8,538,169
Walt Disney Co. (The)	52,815	5,711,942
Total		338,560,956
Total Common Stocks (Cost $350,422,216)		490,866,225

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(b),(c)	11,764,173	11,766,526
Total Money Market Funds (Cost $11,763,842)		11,766,526
Total Investments in Securities (Cost $362,186,058)		502,632,751
Other Assets & Liabilities, Net		661,454
Net Assets		$503,294,205
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	7,518,472	97,154,633	(92,908,932)	11,764,173	(5,226)	2,684	77,850	11,766,526
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	4,788,442	—	4,788,442
Denmark	—	19,368,566	—	19,368,566
Finland	—	4,948,543	—	4,948,543
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Germany	—	6,422,014	—	6,422,014
Hong Kong	—	12,441,384	—	12,441,384
India	—	16,492,174	—	16,492,174
Ireland	4,973,761	—	—	4,973,761
Japan	—	35,128,663	—	35,128,663
South Korea	—	9,928,206	—	9,928,206
Sweden	—	5,478,839	—	5,478,839
Switzerland	—	8,187,509	—	8,187,509
Taiwan	—	6,294,787	—	6,294,787
United Kingdom	—	17,852,381	—	17,852,381
United States	338,560,956	—	—	338,560,956
Total Common Stocks	343,534,717	147,331,508	—	490,866,225
Money Market Funds	11,766,526	—	—	11,766,526
Total Investments in Securities	355,301,243	147,331,508	—	502,632,751
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Equity Fund | Semiannual Report 2020

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $350,422,216)	$490,866,225
Affiliated issuers (cost $11,763,842)	11,766,526
Foreign currency (cost $438,099)	443,662
Receivable for:
Investments sold	1,815,664
Capital shares sold	550,921
Dividends	579,710
Foreign tax reclaims	218,498
Prepaid expenses	854
Other assets	20,718
Total assets	506,262,778
Liabilities
Payable for:
Investments purchased	2,589,505
Capital shares purchased	206,545
Foreign capital gains taxes deferred	9,291
Management services fees	12,013
Distribution and/or service fees	2,891
Transfer agent fees	35,253
Compensation of board members	90,440
Other expenses	22,635
Total liabilities	2,968,573
Net assets applicable to outstanding capital stock	$503,294,205
Represented by
Paid in capital	352,742,958
Total distributable earnings (loss)	150,551,247
Total - representing net assets applicable to outstanding capital stock	$503,294,205
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$370,642,239
Shares outstanding	25,527,239
Net asset value per share	$14.52
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.41
Advisor Class
Net assets	$3,797,247
Shares outstanding	253,740
Net asset value per share	$14.97
Class C
Net assets	$10,898,133
Shares outstanding	862,675
Net asset value per share	$12.63
Institutional Class
Net assets	$59,732,930
Shares outstanding	4,049,820
Net asset value per share	$14.75
Institutional 2 Class
Net assets	$3,923,924
Shares outstanding	264,686
Net asset value per share	$14.82
Institutional 3 Class
Net assets	$51,582,715
Shares outstanding	3,524,338
Net asset value per share	$14.64
Class R
Net assets	$2,717,017
Shares outstanding	188,116
Net asset value per share	$14.44
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Equity Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,757,293
Dividends — affiliated issuers	77,850
Foreign taxes withheld	(160,468)
Total income	2,674,675
Expenses:
Management services fees	2,160,340
Distribution and/or service fees
Class A	460,238
Class C	51,713
Class R	4,639
Transfer agent fees
Class A	208,215
Advisor Class	805
Class C	5,852
Institutional Class	34,187
Institutional 2 Class	990
Institutional 3 Class	2,030
Class R	1,048
Compensation of board members	(6,216)
Custodian fees	25,152
Printing and postage fees	22,878
Registration fees	54,284
Audit fees	18,431
Legal fees	5,395
Compensation of chief compliance officer	52
Other	6,575
Total expenses	3,056,608
Fees waived by transfer agent
Institutional 2 Class	(10)
Total net expenses	3,056,598
Net investment loss	(381,923)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,080,096
Investments — affiliated issuers	(5,226)
Foreign currency translations	(42,775)
Net realized gain	11,032,095
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,496,991
Investments — affiliated issuers	2,684
Foreign currency translations	(2,386)
Foreign capital gains tax	666,512
Net change in unrealized appreciation (depreciation)	9,163,801
Net realized and unrealized gain	20,195,896
Net increase in net assets resulting from operations	$19,813,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment loss	$(381,923)	$(729,395)
Net realized gain	11,032,095	17,389,481
Net change in unrealized appreciation (depreciation)	9,163,801	72,309,639
Net increase in net assets resulting from operations	19,813,973	88,969,725
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,149,300)	(30,829,094)
Advisor Class	(10,336)	(9,859)
Class C	(354,657)	(799,561)
Institutional Class	(1,670,370)	(3,034,623)
Institutional 2 Class	(100,218)	(93,620)
Institutional 3 Class	(1,671,584)	(4,990,744)
Class R	(34,563)	(28,573)
Total distributions to shareholders	(14,991,028)	(39,786,074)
Increase in net assets from capital stock activity	19,574,748	23,730,577
Total increase in net assets	24,397,693	72,914,228
Net assets at beginning of period	478,896,512	405,982,284
Net assets at end of period	$503,294,205	$478,896,512
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Equity Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,284,640	18,456,712	1,338,794	17,446,010
Distributions reinvested	737,618	10,968,383	2,659,009	30,339,297
Redemptions	(1,591,681)	(22,821,104)	(3,179,513)	(41,932,633)
Net increase	430,577	6,603,991	818,290	5,852,674
Advisor Class
Subscriptions	241,710	3,571,179	26,257	322,225
Distributions reinvested	670	10,252	821	9,614
Redemptions	(13,518)	(186,047)	(10,389)	(137,064)
Net increase	228,862	3,395,384	16,689	194,775
Class C
Subscriptions	157,052	1,925,471	263,188	2,988,874
Distributions reinvested	27,230	353,444	77,522	780,647
Redemptions	(110,408)	(1,395,451)	(240,164)	(2,771,898)
Net increase	73,874	883,464	100,546	997,623
Institutional Class
Subscriptions	2,159,147	31,234,323	1,899,583	25,607,162
Distributions reinvested	110,081	1,661,131	261,597	3,018,827
Redemptions	(1,808,068)	(25,446,807)	(781,299)	(10,425,338)
Net increase	461,160	7,448,647	1,379,881	18,200,651
Institutional 2 Class
Subscriptions	191,679	2,756,585	154,438	1,944,577
Distributions reinvested	6,598	100,023	8,042	93,282
Redemptions	(140,046)	(1,836,719)	(38,745)	(503,588)
Net increase	58,231	1,019,889	123,735	1,534,271
Institutional 3 Class
Subscriptions	250,135	3,639,458	128,607	1,759,463
Distributions reinvested	111,655	1,671,477	435,846	4,990,437
Redemptions	(484,485)	(6,906,222)	(767,391)	(10,334,871)
Net decrease	(122,695)	(1,595,287)	(202,938)	(3,584,971)
Class R
Subscriptions	135,496	2,001,419	45,268	595,446
Distributions reinvested	2,180	32,279	1,969	22,428
Redemptions	(16,155)	(215,038)	(5,945)	(78,973)
Net increase	121,521	1,818,660	41,292	538,901
Class T
Redemptions	—	—	(257)	(3,347)
Net decrease	—	—	(257)	(3,347)
Total net increase	1,251,530	19,574,748	2,277,238	23,730,577
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$14.34	(0.02)	0.65	0.63	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.04	(0.03)	2.61	2.58	—	(1.28)	(1.28)
Year Ended 10/31/2018	$12.65	(0.02)	0.46	0.44	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.12	(0.00)(e)	2.53	2.53	—	—	—
Year Ended 10/31/2016	$9.97	0.00(e)	0.15	0.15	—	—	—
Year Ended 10/31/2015	$9.80	0.00(e)	0.20	0.20	(0.03)	—	(0.03)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$14.74	0.02	0.66	0.68	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.38	0.00(e)	2.67	2.67	—	(1.31)	(1.31)
Year Ended 10/31/2018(h)	$13.39	0.01	(0.02)(i)	(0.01)	—	—	—
Class C
Six Months Ended 4/30/2020 (Unaudited)	$12.57	(0.06)	0.57	0.51	—	(0.45)	(0.45)
Year Ended 10/31/2019	$11.58	(0.11)	2.28	2.17	—	(1.18)	(1.18)
Year Ended 10/31/2018	$11.32	(0.10)	0.41	0.31	—	(0.05)	(0.05)
Year Ended 10/31/2017	$9.12	(0.08)	2.28	2.20	—	—	—
Year Ended 10/31/2016	$9.06	(0.07)	0.13	0.06	—	—	—
Year Ended 10/31/2015	$8.94	(0.07)	0.19	0.12	—	—	—
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$14.54	0.00(e)	0.66	0.66	—	(0.45)	(0.45)
Year Ended 10/31/2019	$13.22	0.00(e)	2.63	2.63	—	(1.31)	(1.31)
Year Ended 10/31/2018	$12.81	0.01	0.48	0.49	(0.03)	(0.05)	(0.08)
Year Ended 10/31/2017	$10.22	0.04	2.55	2.59	—	—	—
Year Ended 10/31/2016	$10.05	0.02	0.15	0.17	—	—	—
Year Ended 10/31/2015	$9.87	0.02	0.21	0.23	(0.05)	—	(0.05)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$14.61	0.00(e)	0.67	0.67	—	(0.46)	(0.46)
Year Ended 10/31/2019	$13.28	0.01	2.64	2.65	—	(1.32)	(1.32)
Year Ended 10/31/2018	$12.87	0.02	0.48	0.50	(0.04)	(0.05)	(0.09)
Year Ended 10/31/2017	$10.26	0.02	2.59	2.61	—	—	—
Year Ended 10/31/2016	$10.07	0.04	0.15	0.19	—	—	—
Year Ended 10/31/2015	$9.90	0.04	0.20	0.24	(0.07)	—	(0.07)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$14.44	0.01	0.65	0.66	—	(0.46)	(0.46)
Year Ended 10/31/2019	$13.14	0.02	2.61	2.63	—	(1.33)	(1.33)
Year Ended 10/31/2018	$12.74	0.03	0.47	0.50	(0.05)	(0.05)	(0.10)
Year Ended 10/31/2017(j)	$10.85	0.03	1.86	1.89	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	—	$14.52	4.29%	1.28%(c)	1.28%(c)	(0.21%)(c)	35%	$370,642
Year Ended 10/31/2019	—	$14.34	22.30%	1.31%	1.31%(d)	(0.22%)	46%	$359,804
Year Ended 10/31/2018	—	$13.04	3.52%	1.34%	1.34%(d)	(0.15%)	74%	$316,700
Year Ended 10/31/2017	—	$12.65	25.00%	1.37%(f)	1.37%(d),(f)	(0.04%)	72%	$322,569
Year Ended 10/31/2016	—	$10.12	1.50%	1.40%	1.40%(d)	0.01%	66%	$303,338
Year Ended 10/31/2015	0.00(e)	$9.97	2.00%(g)	1.42%	1.42%(d)	(0.03%)	132%	$328,090
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	—	$14.97	4.52%	1.05%(c)	1.05%(c)	0.27%(c)	35%	$3,797
Year Ended 10/31/2019	—	$14.74	22.52%	1.07%	1.07%(d)	0.03%	46%	$367
Year Ended 10/31/2018(h)	—	$13.38	(0.07%)	1.10%(c)	1.10%(c),(d)	0.11%(c)	74%	$110
Class C
Six Months Ended 4/30/2020 (Unaudited)	—	$12.63	3.93%	2.03%(c)	2.03%(c)	(0.96%)(c)	35%	$10,898
Year Ended 10/31/2019	—	$12.57	21.27%	2.06%	2.06%(d)	(0.97%)	46%	$9,918
Year Ended 10/31/2018	—	$11.58	2.78%	2.08%	2.08%(d)	(0.79%)	74%	$7,968
Year Ended 10/31/2017	—	$11.32	24.12%	2.12%(f)	2.12%(d),(f)	(0.78%)	72%	$12,686
Year Ended 10/31/2016	—	$9.12	0.66%	2.15%	2.15%(d)	(0.75%)	66%	$13,808
Year Ended 10/31/2015	0.00(e)	$9.06	1.34%(g)	2.17%	2.17%(d)	(0.78%)	132%	$15,511
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	—	$14.75	4.45%	1.03%(c)	1.03%(c)	0.06%(c)	35%	$59,733
Year Ended 10/31/2019	—	$14.54	22.50%	1.06%	1.06%(d)	0.03%	46%	$52,178
Year Ended 10/31/2018	—	$13.22	3.84%	1.09%	1.09%(d)	0.10%	74%	$29,191
Year Ended 10/31/2017	—	$12.81	25.34%	1.13%	1.13%(d)	0.33%	72%	$24,854
Year Ended 10/31/2016	—	$10.22	1.69%	1.15%	1.15%(d)	0.24%	66%	$2,945
Year Ended 10/31/2015	0.00(e)	$10.05	2.33%(g)	1.17%	1.17%(d)	0.21%	132%	$2,297
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$14.82	4.48%	0.98%(c)	0.98%(c)	0.03%(c)	35%	$3,924
Year Ended 10/31/2019	—	$14.61	22.57%	1.00%	1.00%	0.11%	46%	$3,017
Year Ended 10/31/2018	—	$13.28	3.91%	1.02%	1.01%	0.18%	74%	$1,098
Year Ended 10/31/2017	—	$12.87	25.44%	1.03%(f)	1.03%(f)	0.20%	72%	$452
Year Ended 10/31/2016	—	$10.26	1.89%	1.00%	1.00%	0.40%	66%	$148
Year Ended 10/31/2015	0.00(e)	$10.07	2.43%(g)	1.01%	1.01%	0.43%	132%	$156
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$14.64	4.52%	0.93%(c)	0.93%(c)	0.14%(c)	35%	$51,583
Year Ended 10/31/2019	—	$14.44	22.68%	0.94%	0.94%	0.16%	46%	$52,662
Year Ended 10/31/2018	—	$13.14	3.93%	0.96%	0.95%	0.24%	74%	$50,583
Year Ended 10/31/2017(j)	—	$12.74	17.42%	0.97%(c)	0.97%(c)	0.43%(c)	72%	$54,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 4/30/2020 (Unaudited)	$14.28	(0.02)	0.63	0.61	—	(0.45)	(0.45)
Year Ended 10/31/2019	$12.99	(0.06)	2.60	2.54	—	(1.25)	(1.25)
Year Ended 10/31/2018	$12.63	(0.05)	0.46	0.41	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.13	(0.04)	2.54	2.50	—	—	—
Year Ended 10/31/2016	$10.01	(0.02)	0.14	0.12	—	—	—
Year Ended 10/31/2015	$9.84	(0.03)	0.20	0.17	(0.00)(e)	—	(0.00)(e)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional 2 Class	Class R
10/31/2017	0.02%	0.02%	0.01%	0.02%

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 4/30/2020 (Unaudited)	—	$14.44	4.17%	1.53%(c)	1.53%(c)	(0.35%)(c)	35%	$2,717
Year Ended 10/31/2019	—	$14.28	21.95%	1.57%	1.57%(d)	(0.47%)	46%	$951
Year Ended 10/31/2018	—	$12.99	3.29%	1.59%	1.59%(d)	(0.40%)	74%	$329
Year Ended 10/31/2017	—	$12.63	24.68%	1.62%(f)	1.62%(d),(f)	(0.32%)	72%	$197
Year Ended 10/31/2016	—	$10.13	1.20%	1.65%	1.65%(d)	(0.24%)	66%	$196
Year Ended 10/31/2015	0.00(e)	$10.01	1.74%(g)	1.67%	1.67%(d)	(0.28%)	132%	$181
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2020	17

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Select Global Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Select Global Equity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
20	Columbia Select Global Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to March 1, 2020, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to that share class.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.12
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Columbia Select Global Equity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,322,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	128,455
Class C	—	1.00(b)	737

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	1.31%	1.38%
Advisor Class	1.06	1.13
Class C	2.06	2.13
Institutional Class	1.06	1.13
Institutional 2 Class	1.00	1.05
Institutional 3 Class	0.95	1.00
Class R	1.56	1.63
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the
22	Columbia Select Global Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Fund. Reflected in the contractual cap commitment, prior to March 1, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
362,186,000	145,754,000	(5,307,000)	140,447,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $174,754,335 and $172,183,934, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Columbia Select Global Equity Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors, including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
24	Columbia Select Global Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At April 30, 2020, affiliated shareholders of record owned 76.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Select Global Equity Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Select Global Equity Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Select Global Equity Fund | Semiannual Report 2020	27

Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Contrarian Europe Fund
Columbia Contrarian Europe Fund is expected to reorganize into and be acquired by Columbia Overseas Core Fund on or about July 10, 2020. As such, please consider the appropriateness of making a new or subsequent investment in Columbia Contrarian Europe Fund prior to its reorganization date.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Europe Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Europe Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Threadneedle International Limited
Dan Ison
Lead Portfolio Manager
Managed Fund since 2009
Ann Steele
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/26/00	-14.30	-13.94	-1.62	4.24
	Including sales charges		-19.26	-18.94	-2.77	3.63
Advisor Class*		01/08/14	-14.17	-13.80	-1.40	4.39
Class C	Excluding sales charges	06/26/00	-14.46	-14.59	-2.35	3.47
	Including sales charges		-15.31	-15.43	-2.35	3.47
Institutional Class*		09/27/10	-14.17	-13.80	-1.41	4.51
Institutional 2 Class*		01/08/14	-14.01	-13.64	-1.27	4.48
Institutional 3 Class*		03/01/16	-14.06	-13.68	-1.30	4.41
MSCI Europe Index (Net)			-15.47	-13.58	-1.01	3.34
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Contrarian Europe Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2020)
Communication Services	5.1
Consumer Discretionary	11.2
Consumer Staples	10.9
Energy	2.1
Financials	12.7
Health Care	20.9
Industrials	14.9
Information Technology	14.8
Materials	6.1
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2020)
Belgium	2.8
Denmark	8.0
Finland	2.1
France	21.8
Germany	13.0
Italy	2.2
Netherlands	6.1
Norway	0.9
Spain	3.5
Sweden	4.1
Switzerland	12.3
United Kingdom	22.6
United States(a)	0.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Europe Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	857.00	1,018.15	6.23	6.77	1.35
Advisor Class	1,000.00	1,000.00	858.30	1,019.39	5.08	5.52	1.10
Class C	1,000.00	1,000.00	855.40	1,014.42	9.69	10.52	2.10
Institutional Class	1,000.00	1,000.00	858.30	1,019.39	5.08	5.52	1.10
Institutional 2 Class	1,000.00	1,000.00	859.90	1,019.84	4.67	5.07	1.01
Institutional 3 Class	1,000.00	1,000.00	859.40	1,020.14	4.39	4.77	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Contrarian Europe Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Belgium 2.8%
KBC Group NV	116,537	6,321,078
Denmark 8.0%
Novo Nordisk A/S, Class B	240,840	15,363,190
Ørsted A/S	28,821	2,911,222
Total		18,274,412
Finland 2.1%
Neste OYJ	134,512	4,750,363
France 21.7%
Air Liquide SA	28,097	3,569,845
Airbus Group SE(a)	63,772	4,037,949
Dassault Systemes	24,822	3,635,689
Kering SA	8,153	4,147,468
L’Oreal SA	15,126	4,397,750
LVMH Moet Hennessy Louis Vuitton SE	11,809	4,565,275
Orpea	20,313	2,259,472
Remy Cointreau SA	26,300	2,933,673
Safran SA	18,966	1,763,290
Sanofi	119,678	11,689,397
Ubisoft Entertainment SA(a)	40,288	2,996,696
Worldline SA(a)	55,384	3,751,121
Total		49,747,625
Germany 12.9%
Adidas AG	16,286	3,728,394
Allianz SE, Registered Shares	25,932	4,772,301
Infineon Technologies AG	170,269	3,165,459
Knorr-Bremse AG	54,775	5,094,267
Puma SE(a)	40,243	2,527,884
SAP SE	86,431	10,294,559
Total		29,582,864
Italy 2.2%
Ferrari NV	16,744	2,617,009
Moncler SpA	61,711	2,320,760
Total		4,937,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.0%
ASML Holding NV	33,509	9,787,489
Koninklijke Philips NV	93,579	4,079,342
Total		13,866,831
Norway 0.9%
DNB ASA	172,858	2,092,949
Spain 3.5%
Amadeus IT Group SA, Class A	59,993	2,863,616
Grifols SA	152,411	5,201,312
Total		8,064,928
Sweden 4.1%
Atlas Copco AB, Class A	140,974	4,858,595
Sandvik AB(a)	292,682	4,502,451
Total		9,361,046
Switzerland 12.2%
Nestlé SA, Registered Shares	99,678	10,556,900
Roche Holding AG, Genusschein Shares	25,168	8,715,613
Schindler Holding AG	14,811	3,296,270
Sika AG	32,732	5,414,174
Total		27,982,957
United Kingdom 22.5%
3i Group PLC	551,267	5,415,572
Ashtead Group PLC	127,543	3,483,869
BT Group PLC	2,269,266	3,307,505
Galiform PLC	429,163	2,829,992
Persimmon PLC	194,472	5,388,091
Prudential PLC	350,261	4,941,277
RELX PLC	167,697	3,816,140
Rio Tinto PLC	105,085	4,877,904
St. James’s Place PLC	497,588	5,298,411
Tesco PLC	2,307,886	6,826,310
Vodafone Group PLC	3,795,359	5,354,018
Total		51,539,089
Total Common Stocks (Cost $231,200,116)		226,521,911

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Europe Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(b),(c)	1,396,946	1,397,225
Total Money Market Funds (Cost $1,397,085)		1,397,225
Total Investments in Securities (Cost $232,597,201)		227,919,136
Other Assets & Liabilities, Net		1,226,641
Net Assets		$229,145,777
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	18,179	56,094,926	(54,716,159)	1,396,946	3,951	140	16,979	1,397,225
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	6,321,078	—	6,321,078
Denmark	—	18,274,412	—	18,274,412
Finland	—	4,750,363	—	4,750,363
France	—	49,747,625	—	49,747,625
Germany	—	29,582,864	—	29,582,864
Italy	—	4,937,769	—	4,937,769
Netherlands	—	13,866,831	—	13,866,831
Norway	—	2,092,949	—	2,092,949
Spain	—	8,064,928	—	8,064,928
Sweden	—	9,361,046	—	9,361,046
Switzerland	—	27,982,957	—	27,982,957
United Kingdom	—	51,539,089	—	51,539,089
Total Common Stocks	—	226,521,911	—	226,521,911
Money Market Funds	1,397,225	—	—	1,397,225
Total Investments in Securities	1,397,225	226,521,911	—	227,919,136
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Europe Fund | Semiannual Report 2020

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $231,200,116)	$226,521,911
Affiliated issuers (cost $1,397,085)	1,397,225
Foreign currency (cost $225,201)	226,954
Receivable for:
Capital shares sold	59,848
Dividends	245,071
Foreign tax reclaims	965,312
Expense reimbursement due from Investment Manager	677
Prepaid expenses	763
Other assets	8,901
Total assets	229,426,662
Liabilities
Payable for:
Investments purchased	1,195
Capital shares purchased	191,791
Management services fees	5,601
Distribution and/or service fees	422
Transfer agent fees	9,761
Compensation of board members	38,941
Other expenses	33,174
Total liabilities	280,885
Net assets applicable to outstanding capital stock	$229,145,777
Represented by
Paid in capital	251,635,877
Total distributable earnings (loss)	(22,490,100)
Total - representing net assets applicable to outstanding capital stock	$229,145,777
Class A
Net assets	$43,531,021
Shares outstanding	7,401,730
Net asset value per share	$5.88
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$6.24
Advisor Class
Net assets	$3,514,794
Shares outstanding	600,585
Net asset value per share	$5.85
Class C
Net assets	$4,306,075
Shares outstanding	751,869
Net asset value per share	$5.73
Institutional Class
Net assets	$29,349,449
Shares outstanding	5,014,270
Net asset value per share	$5.85
Institutional 2 Class
Net assets	$304,617
Shares outstanding	51,671
Net asset value per share	$5.90
Institutional 3 Class
Net assets	$148,139,821
Shares outstanding	25,838,861
Net asset value per share	$5.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,438,744
Dividends — affiliated issuers	16,979
Foreign taxes withheld	(214,047)
Total income	2,241,676
Expenses:
Management services fees	1,183,214
Distribution and/or service fees
Class A	66,325
Class C	27,795
Transfer agent fees
Class A	48,029
Advisor Class	6,842
Class C	5,005
Institutional Class	31,483
Institutional 2 Class	145
Institutional 3 Class	6,463
Compensation of board members	1,577
Custodian fees	18,893
Printing and postage fees	13,448
Registration fees	52,098
Audit fees	28,204
Legal fees	5,457
Interest on interfund lending	133
Compensation of chief compliance officer	37
Other	7,197
Total expenses	1,502,345
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(51,808)
Total net expenses	1,450,537
Net investment income	791,139
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,342,167)
Investments — affiliated issuers	3,951
Foreign currency translations	(88,559)
Net realized loss	(8,426,775)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,523,638)
Investments — affiliated issuers	140
Foreign currency translations	(14,980)
Net change in unrealized appreciation (depreciation)	(31,538,478)
Net realized and unrealized loss	(39,965,253)
Net decrease in net assets resulting from operations	$(39,174,114)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Europe Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$791,139	$4,944,759
Net realized loss	(8,426,775)	(6,525,416)
Net change in unrealized appreciation (depreciation)	(31,538,478)	29,261,720
Net increase (decrease) in net assets resulting from operations	(39,174,114)	27,681,063
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,168,901)	(1,534,072)
Advisor Class	(192,820)	(54,719)
Class C	(84,409)	(136,379)
Institutional Class	(854,477)	(562,702)
Institutional 2 Class	(12,099)	(9,962)
Institutional 3 Class	(4,391,048)	(5,137,462)
Total distributions to shareholders	(6,703,754)	(7,435,296)
Decrease in net assets from capital stock activity	(4,686,550)	(62,595,428)
Total decrease in net assets	(50,564,418)	(42,349,661)
Net assets at beginning of period	279,710,195	322,059,856
Net assets at end of period	$229,145,777	$279,710,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	155,220	1,042,736	262,139	1,733,883
Distributions reinvested	160,070	1,157,309	261,762	1,523,456
Redemptions	(1,084,735)	(6,963,469)	(2,890,675)	(18,728,789)
Net decrease	(769,445)	(4,763,424)	(2,366,774)	(15,471,450)
Advisor Class
Subscriptions	650,998	4,250,573	766,822	5,087,074
Distributions reinvested	26,810	192,767	9,441	54,664
Redemptions	(1,051,252)	(5,810,356)	(122,256)	(799,588)
Net increase (decrease)	(373,444)	(1,367,016)	654,007	4,342,150
Class C
Subscriptions	17,582	118,615	18,841	119,814
Distributions reinvested	10,955	77,341	22,450	127,738
Redemptions	(208,418)	(1,359,073)	(583,100)	(3,700,074)
Net decrease	(179,881)	(1,163,117)	(541,809)	(3,452,522)
Institutional Class
Subscriptions	1,214,911	8,373,381	2,942,263	20,268,100
Distributions reinvested	118,507	852,066	96,153	556,726
Redemptions	(716,768)	(4,550,302)	(8,106,168)	(52,130,270)
Net increase (decrease)	616,650	4,675,145	(5,067,752)	(31,305,444)
Institutional 2 Class
Subscriptions	1,381	10,130	23,151	157,220
Distributions reinvested	1,664	12,044	1,699	9,905
Redemptions	(23,892)	(173,887)	(11,069)	(72,077)
Net increase (decrease)	(20,847)	(151,713)	13,781	95,048
Institutional 3 Class
Subscriptions	201,988	1,225,506	216,263	1,338,416
Distributions reinvested	623,718	4,390,974	906,064	5,137,384
Redemptions	(1,069,328)	(7,532,905)	(3,593,753)	(23,277,051)
Net decrease	(243,622)	(1,916,425)	(2,471,426)	(16,801,251)
Class T
Redemptions	—	—	(326)	(1,959)
Net decrease	—	—	(326)	(1,959)
Total net decrease	(970,589)	(4,686,550)	(9,780,299)	(62,595,428)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Europe Fund | Semiannual Report 2020

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Columbia Contrarian Europe Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$7.00	0.01	(0.98)	(0.97)	(0.15)	—	(0.15)
Year Ended 10/31/2019	$6.48	0.10	0.57	0.67	(0.06)	(0.09)	(0.15)
Year Ended 10/31/2018	$7.43	0.06	(0.89)	(0.83)	(0.12)	—	(0.12)
Year Ended 10/31/2017	$5.92	0.07	1.57	1.64	(0.13)	—	(0.13)
Year Ended 10/31/2016	$6.96	0.10	(0.86)	(0.76)	(0.08)	(0.20)	(0.28)
Year Ended 10/31/2015	$7.05	0.08	0.16	0.24	(0.12)	(0.21)	(0.33)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$6.97	0.02	(0.98)	(0.96)	(0.16)	—	(0.16)
Year Ended 10/31/2019	$6.46	0.09	0.59	0.68	(0.08)	(0.09)	(0.17)
Year Ended 10/31/2018	$7.41	0.10	(0.92)	(0.82)	(0.13)	—	(0.13)
Year Ended 10/31/2017	$5.90	0.06	1.59	1.65	(0.14)	—	(0.14)
Year Ended 10/31/2016	$6.94	0.12	(0.87)	(0.75)	(0.09)	(0.20)	(0.29)
Year Ended 10/31/2015	$7.03	0.11	0.15	0.26	(0.14)	(0.21)	(0.35)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$6.79	(0.01)	(0.95)	(0.96)	(0.10)	—	(0.10)
Year Ended 10/31/2019	$6.28	0.05	0.56	0.61	(0.01)	(0.09)	(0.10)
Year Ended 10/31/2018	$7.23	0.01	(0.89)	(0.88)	(0.07)	—	(0.07)
Year Ended 10/31/2017	$5.75	0.02	1.54	1.56	(0.08)	—	(0.08)
Year Ended 10/31/2016	$6.77	0.06	(0.86)	(0.80)	(0.02)	(0.20)	(0.22)
Year Ended 10/31/2015	$6.86	0.02	0.17	0.19	(0.07)	(0.21)	(0.28)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$6.97	0.02	(0.98)	(0.96)	(0.16)	—	(0.16)
Year Ended 10/31/2019	$6.46	0.11	0.57	0.68	(0.08)	(0.09)	(0.17)
Year Ended 10/31/2018	$7.41	0.08	(0.90)	(0.82)	(0.13)	—	(0.13)
Year Ended 10/31/2017	$5.90	0.10	1.55	1.65	(0.14)	—	(0.14)
Year Ended 10/31/2016	$6.94	0.11	(0.86)	(0.75)	(0.09)	(0.20)	(0.29)
Year Ended 10/31/2015	$7.04	0.08	0.17	0.25	(0.14)	(0.21)	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.02	0.02	(0.97)	(0.95)	(0.17)	—	(0.17)
Year Ended 10/31/2019	$6.51	0.12	0.57	0.69	(0.09)	(0.09)	(0.18)
Year Ended 10/31/2018	$7.46	0.09	(0.90)	(0.81)	(0.14)	—	(0.14)
Year Ended 10/31/2017	$5.94	0.10	1.57	1.67	(0.15)	—	(0.15)
Year Ended 10/31/2016	$6.99	0.13	(0.88)	(0.75)	(0.10)	(0.20)	(0.30)
Year Ended 10/31/2015	$7.08	0.12	0.15	0.27	(0.15)	(0.21)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Europe Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$5.88	(14.30%)	1.40%(c),(d)	1.35%(c),(d)	0.30%(c)	35%	$43,531
Year Ended 10/31/2019	$7.00	10.83%	1.37%(d)	1.34%(d),(e)	1.56%	62%	$57,165
Year Ended 10/31/2018	$6.48	(11.40%)	1.35%(d),(f)	1.35%(d),(e),(f)	0.86%	63%	$68,249
Year Ended 10/31/2017	$7.43	28.21%	1.39%	1.38%(e)	1.01%	55%	$88,861
Year Ended 10/31/2016	$5.92	(11.25%)	1.36%	1.36%(e)	1.68%	55%	$114,672
Year Ended 10/31/2015	$6.96	3.61%	1.35%(f)	1.35%(e),(f)	1.14%	63%	$189,670
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$5.85	(14.17%)	1.14%(c),(d)	1.10%(c),(d)	0.55%(c)	35%	$3,515
Year Ended 10/31/2019	$6.97	11.04%	1.12%(d)	1.09%(d),(e)	1.38%	62%	$6,788
Year Ended 10/31/2018	$6.46	(11.26%)	1.11%(d),(f)	1.10%(d),(e),(f)	1.37%	63%	$2,066
Year Ended 10/31/2017	$7.41	28.67%	1.14%	1.13%(e)	1.00%	55%	$464
Year Ended 10/31/2016	$5.90	(11.05%)	1.09%	1.09%(e)	1.87%	55%	$248
Year Ended 10/31/2015	$6.94	3.90%	1.10%(f)	1.10%(e),(f)	1.51%	63%	$6,800
Class C
Six Months Ended 4/30/2020 (Unaudited)	$5.73	(14.46%)	2.15%(c),(d)	2.10%(c),(d)	(0.46%)(c)	35%	$4,306
Year Ended 10/31/2019	$6.79	9.99%	2.12%(d)	2.10%(d),(e)	0.80%	62%	$6,331
Year Ended 10/31/2018	$6.28	(12.23%)	2.10%(d),(f)	2.10%(d),(e),(f)	0.19%	63%	$9,259
Year Ended 10/31/2017	$7.23	27.47%	2.14%	2.13%(e)	0.36%	55%	$14,637
Year Ended 10/31/2016	$5.75	(12.02%)	2.11%	2.11%(e)	0.92%	55%	$16,919
Year Ended 10/31/2015	$6.77	2.84%	2.10%(f)	2.10%(e),(f)	0.36%	63%	$29,009
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$5.85	(14.17%)	1.16%(c),(d)	1.10%(c),(d)	0.57%(c)	35%	$29,349
Year Ended 10/31/2019	$6.97	11.04%	1.11%(d)	1.09%(d),(e)	1.69%	62%	$30,653
Year Ended 10/31/2018	$6.46	(11.26%)	1.10%(d),(f)	1.10%(d),(e),(f)	1.16%	63%	$61,160
Year Ended 10/31/2017	$7.41	28.65%	1.14%	1.13%(e)	1.52%	55%	$83,748
Year Ended 10/31/2016	$5.90	(11.06%)	1.11%	1.11%(e)	1.85%	55%	$54,741
Year Ended 10/31/2015	$6.94	3.75%	1.11%(f)	1.11%(e),(f)	1.18%	63%	$57,916
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$5.90	(14.01%)	1.04%(c),(d)	1.01%(c),(d)	0.63%(c)	35%	$305
Year Ended 10/31/2019	$7.02	11.07%	1.04%(d)	1.01%(d)	1.85%	62%	$509
Year Ended 10/31/2018	$6.51	(11.12%)	1.02%(d),(f)	1.01%(d),(f)	1.19%	63%	$382
Year Ended 10/31/2017	$7.46	28.78%	1.03%	1.03%	1.49%	55%	$418
Year Ended 10/31/2016	$5.94	(10.99%)	0.99%	0.99%	2.13%	55%	$253
Year Ended 10/31/2015	$6.99	4.03%	0.98%(f)	0.98%(f)	1.68%	63%	$184
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$6.83	0.02	(0.95)	(0.93)	(0.17)	—	(0.17)
Year Ended 10/31/2019	$6.34	0.13	0.54	0.67	(0.09)	(0.09)	(0.18)
Year Ended 10/31/2018	$7.27	0.09	(0.88)	(0.79)	(0.14)	—	(0.14)
Year Ended 10/31/2017	$5.79	0.13	1.50	1.63	(0.15)	—	(0.15)
Year Ended 10/31/2016(g)	$5.87	0.12	(0.20)	(0.08)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Europe Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$5.73	(14.06%)	0.98%(c),(d)	0.95%(c),(d)	0.72%(c)	35%	$148,140
Year Ended 10/31/2019	$6.83	11.14%	0.98%(d)	0.95%(d)	1.96%	62%	$178,264
Year Ended 10/31/2018	$6.34	(11.10%)	0.96%(d),(f)	0.95%(d),(f)	1.25%	63%	$180,942
Year Ended 10/31/2017	$7.27	28.94%	0.98%	0.98%	2.02%	55%	$212,604
Year Ended 10/31/2016(g)	$5.79	(1.36%)	0.92%(c)	0.92%(c)	2.91%(c)	55%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Europe Fund | Semiannual Report 2020	17

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Contrarian Europe Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Columbia Contrarian Europe Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Contrarian Europe Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
20	Columbia Contrarian Europe Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Advisor Class	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $149,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2019, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Contrarian Europe Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	9,973
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	1.35%	1.35%
Advisor Class	1.10	1.10
Class C	2.10	2.10
Institutional Class	1.10	1.10
Institutional 2 Class	1.02	1.01
Institutional 3 Class	0.96	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
232,597,000	14,604,000	(19,282,000)	(4,678,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
22	Columbia Contrarian Europe Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The following capital loss carryforwards, determined at October 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,900,093)	—	(7,900,093)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $91,764,023 and $103,203,449, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,600,000	0.98	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the
Columbia Contrarian Europe Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics) occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies
24	Columbia Contrarian Europe Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors, including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At April 30, 2020, affiliated shareholders of record owned 92.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Contrarian Europe Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Contrarian European Fund with and into Columbia Overseas Core Fund. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and is expected to be a tax-free reorganization for U.S. federal income tax purposes.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Contrarian Europe Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Contrarian Europe Fund | Semiannual Report 2020	27

Columbia Contrarian Europe Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR147_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Seligman Global Technology Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Global Technology Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Seligman Global Technology Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 1994
Shekhar Pramanick
Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	1.98	7.39	16.27	14.43
	Including sales charges		-3.89	1.21	14.90	13.76
Advisor Class*		11/08/12	2.12	7.66	16.56	14.65
Class C	Excluding sales charges	05/27/99	1.61	6.58	15.40	13.58
	Including sales charges		0.72	5.65	15.40	13.58
Institutional Class*		09/27/10	2.11	7.65	16.56	14.72
Institutional 2 Class		08/03/09	2.16	7.72	16.66	14.85
Institutional 3 Class*		03/01/17	2.16	7.76	16.55	14.57
Class R		04/30/03	1.86	7.11	15.99	14.15
MSCI World Information Technology Index (Net)			8.21	14.38	17.13	14.76
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2020)
Communication Services	9.2
Consumer Discretionary	0.3
Health Care	1.4
Industrials	0.7
Information Technology	88.1
Real Estate	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2020)
Information Technology
Application Software	10.3
Communications Equipment	3.3
Data Processing & Outsourced Services	8.8
Internet Services & Infrastructure	1.5
IT Consulting & Other Services	0.3
Semiconductor Equipment	16.3
Semiconductors	23.7
Systems Software	12.2
Technology Hardware, Storage & Peripherals	11.7
Total	88.1
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2020)
Brazil	0.6
Germany	1.4
Japan	1.1
Netherlands	1.9
Sweden	0.5
United States(a)	94.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2020, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Fund at a Glance   (continued)
(Unaudited)
Summary of investments in securities by industry (%) (at April 30, 2020)
Biotechnology	1.3
Communications Equipment	3.2
Electrical Equipment	0.7
Entertainment	2.0
Equity Real Estate Investment Trusts (REITS)	0.3
Interactive Media & Services	6.6
Internet & Direct Marketing Retail	0.3
IT Services	10.4
Semiconductors & Semiconductor Equipment	39.2
Software	22.0
Technology Hardware, Storage & Peripherals	11.4
Wireless Telecommunication Services	0.4
Money Market Funds	2.1
Total	99.8
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.80	1,018.35	6.58	6.57	1.31
Advisor Class	1,000.00	1,000.00	1,021.20	1,019.64	5.28	5.27	1.05
Class C	1,000.00	1,000.00	1,016.10	1,014.62	10.33	10.32	2.06
Institutional Class	1,000.00	1,000.00	1,021.10	1,019.59	5.33	5.32	1.06
Institutional 2 Class	1,000.00	1,000.00	1,021.60	1,019.89	5.03	5.02	1.00
Institutional 3 Class	1,000.00	1,000.00	1,021.60	1,020.14	4.78	4.77	0.95
Class R	1,000.00	1,000.00	1,018.60	1,017.11	7.83	7.82	1.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Brazil 0.6%
Pagseguro Digital Ltd., Class A(a)	272,154	6,893,661
Germany 1.4%
Infineon Technologies AG	755,900	14,052,882
TeamViewer AG(a)	41,807	1,814,241
Total		15,867,123
Japan 1.1%
Renesas Electronics Corp.(a)	2,283,800	12,059,441
Netherlands 1.9%
NXP Semiconductors NV	217,600	21,666,432
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	661,800	5,598,828
United States 92.3%
Activision Blizzard, Inc.	322,994	20,584,408
Advanced Energy Industries, Inc.(a)	217,800	12,109,680
Alphabet, Inc., Class A(a)	35,175	47,370,172
Alphabet, Inc., Class C(a)	19,843	26,761,460
American Tower Corp.	15,400	3,665,200
Apple, Inc.(b)	231,085	67,892,773
Applied Materials, Inc.	674,900	33,529,032
Bloom Energy Corp., Class A(a)	998,367	7,657,475
Broadcom, Inc.	210,896	57,283,572
Cambium Networks Corp.(a)	362,450	2,076,839
Cerence, Inc.(a)	399,591	8,455,346
Cerence, Inc.(a)	85,603	1,811,359
Cisco Systems, Inc.	257,222	10,901,068
Coherus Biosciences, Inc.(a)	892,400	14,813,840
CommScope Holding Co., Inc.(a)	333,000	3,666,330
Cornerstone OnDemand, Inc.(a)	112,476	3,774,695
Dell Technologies, Inc.(a)	164,700	7,031,043
Dropbox, Inc., Class A(a)	690,664	14,517,757
DXC Technology Co.	200,700	3,638,691
eBay, Inc.	85,500	3,405,465
Euronet Worldwide, Inc.(a)	26,516	2,433,108
F5 Networks, Inc.(a)	59,500	8,285,970
Fidelity National Information Services, Inc.	130,000	17,145,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	119,500	12,315,670
Fortinet, Inc.(a)	248,392	26,761,754
Genpact Ltd.	271,177	9,336,624
Global Payments, Inc.	55,431	9,202,655
GoDaddy, Inc., Class A(a)	236,349	16,409,711
HP, Inc.	175,900	2,728,209
Inphi Corp.(a)	109,885	10,608,298
Intel Corp.	232,500	13,945,350
Lam Research Corp.	322,953	82,443,442
Marvell Technology Group Ltd.(b)	1,341,951	35,883,770
Micron Technology, Inc.(a)	784,516	37,570,471
Microsoft Corp.	249,900	44,784,579
NetApp, Inc.	574,500	25,145,865
NortonLifeLock, Inc.	668,325	14,215,273
Nuance Communications, Inc.(a)	291,515	5,888,603
ON Semiconductor Corp.(a)	1,628,330	26,126,555
Oracle Corp.	332,500	17,612,525
Palo Alto Networks, Inc.(a)	84,900	16,683,699
Plantronics, Inc.	401,000	5,662,120
Rambus, Inc.(a)	192,600	2,413,278
SailPoint Technologies Holdings, Inc.(a)	221,551	4,118,633
Salesforce.com, Inc.(a)	107,533	17,414,969
Sciplay Corp., Class A(a)	237,385	2,504,412
SMART Global Holdings, Inc.(a)	204,669	5,176,079
Splunk, Inc.(a)	46,861	6,577,410
Synaptics, Inc.(a)	359,318	23,495,804
Synopsys, Inc.(a)	301,211	47,326,272
Teradyne, Inc.	716,686	44,821,542
TiVo Corp.	1,388,700	9,762,561
T-Mobile U.S.A., Inc.(a)	48,000	4,214,400
Verint Systems, Inc.(a)	123,297	5,269,714
Visa, Inc., Class A	219,100	39,157,552
Western Digital Corp.(b)	548,700	25,284,096
Xperi Corp.	436,725	6,673,158
Total		1,036,346,036
Total Common Stocks (Cost $717,880,949)		1,098,431,521

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	23,003,556	23,008,157
Total Money Market Funds (Cost $23,000,163)		23,008,157
Total Investments in Securities (Cost $740,881,112)		1,121,439,678
Other Assets & Liabilities, Net		1,445,455
Net Assets		$1,122,885,133
At April 30, 2020, securities and/or cash totaling $22,213,570 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(5,582,200)	(190)	350.00	1/15/2021	(255,527)	(213,750)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(4,299,792)	(1,608)	35.00	1/15/2021	(163,950)	(237,984)
Western Digital Corp.	Deutsche Bank	USD	(3,792,384)	(823)	90.00	1/15/2021	(305,627)	(59,256)
Total							(725,104)	(510,990)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(7,965,846)	(2,979)	17.00	01/15/2021	(407,999)	(284,494)
Western Digital Corp.	Deutsche Bank	USD	(3,796,992)	(824)	40.00	01/15/2021	(261,135)	(517,060)
Total							(669,134)	(801,554)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	30,983,871	152,320,166	(160,300,481)	23,003,556	6,043	7,994	278,721	23,008,157
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	6,893,661	—	—	6,893,661
Germany	—	15,867,123	—	15,867,123
Japan	—	12,059,441	—	12,059,441
Netherlands	21,666,432	—	—	21,666,432
Sweden	5,598,828	—	—	5,598,828
United States	1,036,346,036	—	—	1,036,346,036
Total Common Stocks	1,070,504,957	27,926,564	—	1,098,431,521
Money Market Funds	23,008,157	—	—	23,008,157
Total Investments in Securities	1,093,513,114	27,926,564	—	1,121,439,678
Investments in Derivatives
Liability
Options Contracts Written	(1,312,544)	—	—	(1,312,544)
Total	1,092,200,570	27,926,564	—	1,120,127,134
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $717,880,949)	$1,098,431,521
Affiliated issuers (cost $23,000,163)	23,008,157
Cash collateral held at broker for:
Options contracts written	8,539,194
Receivable for:
Investments sold	2,452,167
Capital shares sold	3,025,820
Dividends	148,619
Foreign tax reclaims	31,851
Prepaid expenses	1,268
Other assets	33,462
Total assets	1,135,672,059
Liabilities
Option contracts written, at value (premiums received $1,394,238)	1,312,544
Payable for:
Investments purchased	9,643,241
Capital shares purchased	1,587,091
Management services fees	28,731
Distribution and/or service fees	8,083
Transfer agent fees	123,996
Compensation of board members	50,421
Other expenses	32,819
Total liabilities	12,786,926
Net assets applicable to outstanding capital stock	$1,122,885,133
Represented by
Paid in capital	683,604,748
Total distributable earnings (loss)	439,280,385
Total - representing net assets applicable to outstanding capital stock	$1,122,885,133
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$740,971,665
Shares outstanding	18,037,412
Net asset value per share	$41.08
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$43.59
Advisor Class
Net assets	$25,274,044
Shares outstanding	590,122
Net asset value per share	$42.83
Class C
Net assets	$64,897,582
Shares outstanding	2,189,661
Net asset value per share	$29.64
Institutional Class
Net assets	$186,304,067
Shares outstanding	4,432,915
Net asset value per share	$42.03
Institutional 2 Class
Net assets	$27,877,260
Shares outstanding	659,099
Net asset value per share	$42.30
Institutional 3 Class
Net assets	$3,146,149
Shares outstanding	74,912
Net asset value per share	$42.00
Class R
Net assets	$74,414,366
Shares outstanding	1,897,097
Net asset value per share	$39.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$14,748,838
Dividends — affiliated issuers	278,721
Interfund lending	360
Foreign taxes withheld	(63,822)
Total income	14,964,097
Expenses:
Management services fees	5,531,318
Distribution and/or service fees
Class A	1,004,284
Class C	351,648
Class R	181,294
Transfer agent fees
Class A	469,480
Advisor Class	16,277
Class C	41,109
Institutional Class	120,916
Institutional 2 Class	8,811
Institutional 3 Class	182
Class R	42,440
Compensation of board members	6,116
Custodian fees	10,165
Printing and postage fees	35,577
Registration fees	58,931
Audit fees	15,405
Legal fees	8,530
Line of credit interest	1,598
Interest on interfund lending	774
Compensation of chief compliance officer	133
Other	23,994
Total expenses	7,928,982
Net investment income	7,035,115
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,918,980
Investments — affiliated issuers	6,043
Foreign currency translations	(56,004)
Options contracts written	254,435
Net realized gain	55,123,454
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,988,561)
Investments — affiliated issuers	7,994
Foreign currency translations	(2,349)
Options contracts written	(366,550)
Net change in unrealized appreciation (depreciation)	(43,349,466)
Net realized and unrealized gain	11,773,988
Net increase in net assets resulting from operations	$18,809,103
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income (loss)	$7,035,115	$(1,883,790)
Net realized gain	55,123,454	124,662,533
Net change in unrealized appreciation (depreciation)	(43,349,466)	161,175,740
Net increase in net assets resulting from operations	18,809,103	283,954,483
Distributions to shareholders
Net investment income and net realized gains
Class A	(81,704,120)	(72,889,935)
Advisor Class	(2,783,843)	(2,082,330)
Class C	(9,007,829)	(8,584,086)
Institutional Class	(20,864,004)	(20,328,208)
Institutional 2 Class	(3,007,246)	(2,274,625)
Institutional 3 Class	(311,545)	(209,449)
Class R	(7,076,855)	(4,602,603)
Total distributions to shareholders	(124,755,442)	(110,971,236)
Increase (decrease) in net assets from capital stock activity	24,985,237	(38,337,509)
Total increase (decrease) in net assets	(80,961,102)	134,645,738
Net assets at beginning of period	1,203,846,235	1,069,200,497
Net assets at end of period	$1,122,885,133	$1,203,846,235
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	885,963	37,569,159	1,474,540	58,504,140
Distributions reinvested	1,814,017	76,206,868	2,045,019	67,608,340
Redemptions	(2,602,361)	(105,652,047)	(3,820,374)	(146,879,611)
Net increase (decrease)	97,619	8,123,980	(300,815)	(20,767,131)
Advisor Class
Subscriptions	103,698	4,697,046	214,290	8,758,069
Distributions reinvested	49,108	2,148,488	46,392	1,590,331
Redemptions	(152,663)	(6,650,268)	(220,427)	(8,723,496)
Net increase	143	195,266	40,255	1,624,904
Class C
Subscriptions	186,890	5,710,890	294,132	8,035,959
Distributions reinvested	276,499	8,405,555	318,364	7,895,423
Redemptions	(400,240)	(11,872,088)	(807,380)	(22,783,929)
Net increase (decrease)	63,149	2,244,357	(194,884)	(6,852,547)
Institutional Class
Subscriptions	690,260	30,321,398	902,894	36,130,166
Distributions reinvested	475,883	20,434,405	591,260	19,925,462
Redemptions	(1,209,790)	(50,827,852)	(2,334,198)	(88,074,299)
Net decrease	(43,647)	(72,049)	(840,044)	(32,018,671)
Institutional 2 Class
Subscriptions	147,660	6,511,317	319,320	13,386,557
Distributions reinvested	65,876	2,845,820	63,058	2,136,404
Redemptions	(229,735)	(10,422,444)	(277,562)	(10,746,677)
Net increase (decrease)	(16,199)	(1,065,307)	104,816	4,776,284
Institutional 3 Class
Subscriptions	16,653	714,937	41,742	1,698,140
Distributions reinvested	7,256	311,216	6,214	209,156
Redemptions	(18,246)	(800,342)	(19,304)	(776,845)
Net increase	5,663	225,811	28,652	1,130,451
Class R
Subscriptions	497,523	20,193,381	450,861	17,118,794
Distributions reinvested	174,176	6,993,177	141,018	4,477,318
Redemptions	(313,077)	(11,853,379)	(207,443)	(7,826,911)
Net increase	358,622	15,333,179	384,436	13,769,201
Total net increase (decrease)	465,350	24,985,237	(777,584)	(38,337,509)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Seligman Global Technology Fund | Semiannual Report 2020

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Columbia Seligman Global Technology Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$44.67	0.25	0.74	0.99	(4.58)	(4.58)
Year Ended 10/31/2019	$38.52	(0.07)	10.28	10.21	(4.06)	(4.06)
Year Ended 10/31/2018	$43.04	(0.14)	(1.53)	(1.67)	(2.85)	(2.85)
Year Ended 10/31/2017	$32.85	(0.17)	12.91	12.74	(2.55)	(2.55)
Year Ended 10/31/2016	$30.77	(0.15)	4.58	4.43	(2.35)	(2.35)
Year Ended 10/31/2015	$30.15	(0.21)	4.36	4.15	(3.53)	(3.53)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$46.42	0.32	0.76	1.08	(4.67)	(4.67)
Year Ended 10/31/2019	$39.89	0.03	10.67	10.70	(4.17)	(4.17)
Year Ended 10/31/2018	$44.45	(0.04)	(1.58)	(1.62)	(2.94)	(2.94)
Year Ended 10/31/2017	$33.84	(0.09)	13.32	13.23	(2.62)	(2.62)
Year Ended 10/31/2016	$31.63	(0.15)	4.78	4.63	(2.42)	(2.42)
Year Ended 10/31/2015	$30.89	(0.13)	4.47	4.34	(3.60)	(3.60)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$33.28	0.06	0.58	0.64	(4.28)	(4.28)
Year Ended 10/31/2019	$29.66	(0.27)	7.65	7.38	(3.76)	(3.76)
Year Ended 10/31/2018	$33.77	(0.35)	(1.17)	(1.52)	(2.59)	(2.59)
Year Ended 10/31/2017	$26.27	(0.35)	10.18	9.83	(2.33)	(2.33)
Year Ended 10/31/2016	$25.04	(0.30)	3.66	3.36	(2.13)	(2.13)
Year Ended 10/31/2015	$25.13	(0.35)	3.59	3.24	(3.33)	(3.33)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$45.64	0.31	0.75	1.06	(4.67)	(4.67)
Year Ended 10/31/2019	$39.29	0.04	10.48	10.52	(4.17)	(4.17)
Year Ended 10/31/2018	$43.82	(0.04)	(1.55)	(1.59)	(2.94)	(2.94)
Year Ended 10/31/2017	$33.40	(0.10)	13.14	13.04	(2.62)	(2.62)
Year Ended 10/31/2016	$31.24	(0.08)	4.66	4.58	(2.42)	(2.42)
Year Ended 10/31/2015	$30.55	(0.13)	4.41	4.28	(3.59)	(3.59)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$41.08	1.98%	1.31%(c),(d),(e)	1.31%(c),(d),(e)	1.16%(c)	19%	$740,972
Year Ended 10/31/2019	$44.67	30.23%	1.32%(d),(e)	1.32%(d),(e),(f)	(0.17%)	43%	$801,352
Year Ended 10/31/2018	$38.52	(4.06%)	1.32%(d)	1.32%(d),(f)	(0.34%)	42%	$702,652
Year Ended 10/31/2017	$43.04	41.53%	1.33%	1.33%(f)	(0.47%)	53%	$760,937
Year Ended 10/31/2016	$32.85	15.54%	1.40%	1.40%(f)	(0.51%)	55%	$525,860
Year Ended 10/31/2015	$30.77	14.65%	1.42%	1.42%(f)	(0.68%)	64%	$454,512
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$42.83	2.12%	1.05%(c),(d),(e)	1.05%(c),(d),(e)	1.45%(c)	19%	$25,274
Year Ended 10/31/2019	$46.42	30.52%	1.07%(d),(e)	1.07%(d),(e),(f)	0.07%	43%	$27,389
Year Ended 10/31/2018	$39.89	(3.81%)	1.07%(d)	1.07%(d),(f)	(0.09%)	42%	$21,927
Year Ended 10/31/2017	$44.45	41.87%	1.08%	1.08%(f)	(0.24%)	53%	$20,140
Year Ended 10/31/2016	$33.84	15.81%	1.15%	1.15%(f)	(0.47%)	55%	$4,915
Year Ended 10/31/2015	$31.63	14.95%	1.17%	1.17%(f)	(0.42%)	64%	$384
Class C
Six Months Ended 4/30/2020 (Unaudited)	$29.64	1.61%	2.06%(c),(d),(e)	2.06%(c),(d),(e)	0.41%(c)	19%	$64,898
Year Ended 10/31/2019	$33.28	29.21%	2.07%(d),(e)	2.07%(d),(e),(f)	(0.91%)	43%	$70,777
Year Ended 10/31/2018	$29.66	(4.78%)	2.06%(d)	2.06%(d),(f)	(1.09%)	42%	$68,853
Year Ended 10/31/2017	$33.77	40.49%	2.08%	2.08%(f)	(1.22%)	53%	$141,591
Year Ended 10/31/2016	$26.27	14.63%	2.15%	2.15%(f)	(1.26%)	55%	$101,739
Year Ended 10/31/2015	$25.04	13.81%	2.17%	2.17%(f)	(1.43%)	64%	$90,044
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$42.03	2.11%	1.06%(c),(d),(e)	1.06%(c),(d),(e)	1.43%(c)	19%	$186,304
Year Ended 10/31/2019	$45.64	30.53%	1.07%(d),(e)	1.07%(d),(e),(f)	0.09%	43%	$204,305
Year Ended 10/31/2018	$39.29	(3.79%)	1.07%(d)	1.07%(d),(f)	(0.09%)	42%	$208,865
Year Ended 10/31/2017	$43.82	41.85%	1.08%	1.08%(f)	(0.26%)	53%	$234,123
Year Ended 10/31/2016	$33.40	15.85%	1.15%	1.15%(f)	(0.25%)	55%	$47,809
Year Ended 10/31/2015	$31.24	14.94%	1.17%	1.17%(f)	(0.42%)	64%	$40,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$45.91	0.30	0.79	1.09	(4.70)	(4.70)
Year Ended 10/31/2019	$39.49	0.06	10.55	10.61	(4.19)	(4.19)
Year Ended 10/31/2018	$44.04	(0.02)	(1.57)	(1.59)	(2.96)	(2.96)
Year Ended 10/31/2017	$33.57	(0.08)	13.21	13.13	(2.66)	(2.66)
Year Ended 10/31/2016	$31.40	(0.07)	4.71	4.64	(2.47)	(2.47)
Year Ended 10/31/2015	$30.69	(0.13)	4.48	4.35	(3.64)	(3.64)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$45.63	0.32	0.76	1.08	(4.71)	(4.71)
Year Ended 10/31/2019	$39.28	0.07	10.49	10.56	(4.21)	(4.21)
Year Ended 10/31/2018	$43.81	0.01	(1.56)	(1.55)	(2.98)	(2.98)
Year Ended 10/31/2017(g)	$35.81	(0.06)	8.06	8.00	—	—
Class R
Six Months Ended 4/30/2020 (Unaudited)	$42.81	0.19	0.71	0.90	(4.48)	(4.48)
Year Ended 10/31/2019	$37.07	(0.16)	9.86	9.70	(3.96)	(3.96)
Year Ended 10/31/2018	$41.53	(0.23)	(1.47)	(1.70)	(2.76)	(2.76)
Year Ended 10/31/2017	$31.79	(0.26)	12.48	12.22	(2.48)	(2.48)
Year Ended 10/31/2016	$29.85	(0.22)	4.44	4.22	(2.28)	(2.28)
Year Ended 10/31/2015	$29.35	(0.27)	4.23	3.96	(3.46)	(3.46)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$42.30	2.16%	1.00%(c),(d),(e)	1.00%(c),(d),(e)	1.38%(c)	19%	$27,877
Year Ended 10/31/2019	$45.91	30.63%	1.00%(d),(e)	1.00%(d),(e)	0.14%	43%	$31,006
Year Ended 10/31/2018	$39.49	(3.77%)	1.02%(d)	1.02%(d)	(0.04%)	42%	$22,531
Year Ended 10/31/2017	$44.04	41.95%	1.02%	1.02%	(0.20%)	53%	$16,310
Year Ended 10/31/2016	$33.57	15.97%	1.02%	1.02%	(0.23%)	55%	$2,735
Year Ended 10/31/2015	$31.40	15.12%	1.02%	1.02%	(0.41%)	64%	$972
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$42.00	2.16%	0.95%(c),(d),(e)	0.95%(c),(d),(e)	1.45%(c)	19%	$3,146
Year Ended 10/31/2019	$45.63	30.69%	0.96%(d),(e)	0.96%(d),(e)	0.17%	43%	$3,160
Year Ended 10/31/2018	$39.28	(3.71%)	0.97%(d)	0.97%(d)	0.03%	42%	$1,595
Year Ended 10/31/2017(g)	$43.81	22.34%	0.98%(c)	0.98%(c)	(0.38%)(c)	53%	$130
Class R
Six Months Ended 4/30/2020 (Unaudited)	$39.23	1.86%	1.56%(c),(d),(e)	1.56%(c),(d),(e)	0.94%(c)	19%	$74,414
Year Ended 10/31/2019	$42.81	29.89%	1.57%(d),(e)	1.57%(d),(e),(f)	(0.43%)	43%	$65,858
Year Ended 10/31/2018	$37.07	(4.29%)	1.57%(d)	1.57%(d),(f)	(0.58%)	42%	$42,778
Year Ended 10/31/2017	$41.53	41.16%	1.58%	1.58%(f)	(0.74%)	53%	$24,728
Year Ended 10/31/2016	$31.79	15.25%	1.65%	1.65%(f)	(0.75%)	55%	$9,878
Year Ended 10/31/2015	$29.85	14.37%	1.67%	1.67%(f)	(0.93%)	64%	$9,414
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	19

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Seligman Global Technology Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
22	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2020:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	1,312,544
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	254,435

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	(366,550)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2020:
Derivative instrument	Average value ($)*
Options contracts — written	(1,181,218)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2020.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2020:
	Deutsche Bank ($)	JPMorgan ($)	Total ($)
Liabilities
Options contracts written	1,098,794	213,750	1,312,544
Total liabilities	1,098,794	213,750	1,312,544
Total financial and derivative net assets	(1,098,794)	(213,750)	(1,312,544)
Total collateral received (pledged) (a)	(1,098,794)	(213,750)	(1,312,544)
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.912% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to March 1, 2020, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
26	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,917,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	284,884
Class C	—	1.00(b)	3,327

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	1.33%	1.37%
Advisor Class	1.08	1.12
Class C	2.08	2.12
Institutional Class	1.08	1.12
Institutional 2 Class	1.02	1.05
Institutional 3 Class	0.97	1.00
Class R	1.58	1.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to March 1, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
739,487,000	440,049,000	(59,409,000)	380,640,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $223,535,044 and $287,739,685, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,037,500	1.38	8
Lender	2,000,000	2.16	3
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2020.
28	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
For the six months ended April 30, 2020, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
4,357,143	1.86	7
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at April 30, 2020.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics) occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, affiliated shareholders of record owned 30.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
30	Columbia Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Seligman Global Technology Fund | Semiannual Report 2020	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32	Columbia Seligman Global Technology Fund | Semiannual Report 2020

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Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR220_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Contrarian Asia Pacific Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Asia Pacific Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Asia Pacific Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Soo Nam Ng, CFA
Co-Lead Portfolio Manager
Managed Fund since 2018
Christine Seng, CFA
Co-Lead Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	09/27/10	-5.57	-9.47	1.12	3.86
	Including sales charges		-10.99	-14.65	-0.07	3.25
Class C*	Excluding sales charges	09/27/10	-5.90	-10.13	0.35	3.06
	Including sales charges		-6.83	-11.02	0.35	3.06
Institutional Class*		09/27/10	-5.43	-9.25	1.36	4.09
Institutional 2 Class		07/15/09	-5.38	-9.13	1.47	4.23
Institutional 3 Class*		03/01/17	-5.31	-9.10	1.54	4.27
Class R*		09/27/10	-5.68	-9.76	0.84	3.56
MSCI AC Asia Pacific ex Japan Index (Net)			-7.50	-8.54	1.38	4.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific ex Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at April 30, 2020)
Communication Services	17.0
Consumer Discretionary	14.1
Consumer Staples	1.7
Energy	2.6
Financials	17.4
Health Care	1.3
Industrials	1.1
Information Technology	26.9
Materials	6.7
Real Estate	9.3
Utilities	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2020)
Australia	9.2
China	41.9
Hong Kong	9.3
India	5.4
Indonesia	1.8
Jersey	0.8
Macau	1.7
Philippines	0.9
Singapore	0.5
South Korea	9.0
Taiwan	14.7
United States(a)	4.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	944.30	1,017.30	7.35	7.62	1.52
Class C	1,000.00	1,000.00	941.00	1,013.58	10.95	11.36	2.27
Institutional Class	1,000.00	1,000.00	945.70	1,018.55	6.14	6.37	1.27
Institutional 2 Class	1,000.00	1,000.00	946.20	1,019.14	5.56	5.77	1.15
Institutional 3 Class	1,000.00	1,000.00	946.90	1,019.44	5.28	5.47	1.09
Class R	1,000.00	1,000.00	943.20	1,016.06	8.55	8.87	1.77
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 9.4%
Aristocrat Leisure Ltd.	12,762	209,294
Australia & New Zealand Banking Group Ltd.	11,162	121,247
BHP Group Ltd.	18,870	385,218
Dexus Property Group	25,444	151,044
Lendlease Group(a)	7,354	58,581
LendLease Group	16,956	135,069
Macquarie Group Ltd.	4,412	292,264
Ramsay Health Care Ltd.	732	29,727
Total		1,382,444
China 42.7%
58.Com, Inc., ADR(a)	2,666	138,499
Alibaba Group Holding Ltd., ADR(a)	5,943	1,204,468
Baoshan Iron & Steel Co., Ltd.	251,600	172,467
Baozun, Inc., ADR(a)	3,840	122,266
BBMG Corp., Class H	542,000	137,027
BeiGene Ltd.(a)	12,500	152,451
Beijing Enterprises Water Group Ltd.(a)	696,000	270,084
China Construction Bank Corp., Class H	283,380	227,459
China Life Insurance Co., Ltd., Class H	70,000	149,289
China Mengniu Dairy Co., Ltd.(a)	38,000	134,562
China Mobile Ltd.	62,500	502,441
China Overseas Land & Investment Ltd.	86,000	317,679
NetEase, Inc., ADR	378	130,395
Ping An Insurance Group Co. of China Ltd., Class H	53,000	539,342
Sinopec Kantons Holdings Ltd.	520,000	229,837
Tencent Holdings Ltd.	28,200	1,482,458
Times China Holdings Ltd.	216,000	362,345
Total		6,273,069
Hong Kong 9.5%
AIA Group Ltd.	47,600	436,862
ASM Pacific Technology Ltd.	10,300	104,078
Galaxy Entertainment Group Ltd.	35,000	225,103
Hong Kong Exchanges and Clearing Ltd.	11,060	354,608
Hua Hong Semiconductor Ltd.(b)	76,000	146,879
Sun Hung Kai Properties Ltd.	9,500	129,901
Total		1,397,431
Common Stocks (continued)
Issuer	Shares	Value ($)
India 5.5%
Adani Ports & Special Economic Zone Ltd.	40,433	155,244
Godrej Consumer Products Ltd.	15,009	107,709
Reliance Industries Ltd.	7,182	139,640
Tata Consultancy Services Ltd.	6,149	162,779
Tech Mahindra Ltd.	14,768	106,213
UPL Ltd.	25,315	140,085
Total		811,670
Indonesia 1.8%
PT Pakuwon Jati Tbk	4,146,500	104,128
PT Telekomunikasi Indonesia Persero Tbk	715,100	164,439
Total		268,567
Jersey 0.8%
Amcor PLC	13,404	122,146
Macau 1.7%
Wynn Macau Ltd.	146,400	252,815
Philippines 0.9%
Metropolitan Bank & Trust Co.	164,708	125,973
Singapore 0.5%
CapitaLand Mall Trust	54,700	72,779
South Korea 9.2%
Hana Financial Group, Inc.	10,502	239,740
Samsung Electro-Mechanics Co., Ltd.	3,218	300,854
Samsung Electronics Co., Ltd.	19,783	813,428
Total		1,354,022
Taiwan 15.0%
Hon Hai Precision Industry Co., Ltd.	81,000	208,167
MediaTek, Inc.	52,000	718,039
Powertech Technology, Inc.	39,000	130,419
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	887,726
Yageo Corp.	20,000	258,767
Total		2,203,118
Total Common Stocks (Cost $12,458,415)		14,264,034

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	723,723	723,867
Total Money Market Funds (Cost $723,691)		723,867
Total Investments in Securities (Cost $13,182,106)		14,987,901
Other Assets & Liabilities, Net		(277,097)
Net Assets		$14,710,804
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $146,879, which represents 1.00% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	506,807	3,921,891	(3,704,975)	723,723	83	176	2,802	723,867
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,382,444	—	1,382,444
China	1,595,628	4,677,441	—	6,273,069
Hong Kong	—	1,397,431	—	1,397,431
India	—	811,670	—	811,670
Indonesia	—	268,567	—	268,567
Jersey	—	122,146	—	122,146
Macau	—	252,815	—	252,815
Philippines	—	125,973	—	125,973
Singapore	—	72,779	—	72,779
South Korea	—	1,354,022	—	1,354,022
Taiwan	—	2,203,118	—	2,203,118
Total Common Stocks	1,595,628	12,668,406	—	14,264,034
Money Market Funds	723,867	—	—	723,867
Total Investments in Securities	2,319,495	12,668,406	—	14,987,901
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,458,415)	$14,264,034
Affiliated issuers (cost $723,691)	723,867
Receivable for:
Investments sold	42,296
Dividends	4,682
Foreign tax reclaims	1,976
Expense reimbursement due from Investment Manager	636
Prepaid expenses	591
Other assets	14,196
Total assets	15,052,278
Liabilities
Payable for:
Investments purchased	274,107
Capital shares purchased	5,668
Management services fees	356
Distribution and/or service fees	13
Transfer agent fees	983
Compensation of board members	37,657
Other expenses	22,690
Total liabilities	341,474
Net assets applicable to outstanding capital stock	$14,710,804
Represented by
Paid in capital	98,297,159
Total distributable earnings (loss)	(83,586,355)
Total - representing net assets applicable to outstanding capital stock	$14,710,804
Class A
Net assets	$670,628
Shares outstanding	58,565
Net asset value per share	$11.45
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.15
Class C
Net assets	$201,917
Shares outstanding	17,873
Net asset value per share	$11.30
Institutional Class
Net assets	$257,137
Shares outstanding	22,448
Net asset value per share(a)	$11.46
Institutional 2 Class
Net assets	$1,626,954
Shares outstanding	141,452
Net asset value per share	$11.50
Institutional 3 Class
Net assets	$11,714,693
Shares outstanding	1,030,709
Net asset value per share	$11.37
Class R
Net assets	$239,475
Shares outstanding	21,117
Net asset value per share	$11.34

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$115,122
Dividends — affiliated issuers	2,802
Foreign taxes withheld	(10,768)
Total income	107,156
Expenses:
Management services fees	72,784
Distribution and/or service fees
Class A	933
Class C	1,184
Class R	696
Transfer agent fees
Class A	677
Class C	214
Institutional Class	269
Institutional 2 Class	651
Institutional 3 Class	514
Class R	252
Compensation of board members	68
Custodian fees	5,911
Printing and postage fees	6,383
Registration fees	45,795
Audit fees	26,417
Legal fees	4,127
Compensation of chief compliance officer	3
Other	5,046
Total expenses	171,924
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(76,874)
Total net expenses	95,050
Net investment income	12,106
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,052,342)
Investments — affiliated issuers	83
Foreign currency translations	5,187
Net realized loss	(1,047,072)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	181,275
Investments — affiliated issuers	176
Foreign currency translations	(619)
Foreign capital gains tax	8,356
Net change in unrealized appreciation (depreciation)	189,188
Net realized and unrealized loss	(857,884)
Net decrease in net assets resulting from operations	$(845,778)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$12,106	$304,722
Net realized loss	(1,047,072)	(808,823)
Net change in unrealized appreciation (depreciation)	189,188	2,849,533
Net increase (decrease) in net assets resulting from operations	(845,778)	2,345,432
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,312)	(37,057)
Class C	(2,319)	(11,068)
Institutional Class	(5,916)	(17,231)
Institutional 2 Class	(45,016)	(151,975)
Institutional 3 Class	(268,984)	(704,733)
Class R	(4,545)	(14,808)
Total distributions to shareholders	(339,092)	(936,872)
Decrease in net assets from capital stock activity	(1,370,644)	(1,981,872)
Total decrease in net assets	(2,555,514)	(573,312)
Net assets at beginning of period	17,266,318	17,839,630
Net assets at end of period	$14,710,804	$17,266,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	360	4,517	11,931	149,396
Distributions reinvested	938	12,292	3,435	36,996
Redemptions	(5,289)	(63,730)	(10,924)	(138,120)
Net increase (decrease)	(3,991)	(46,921)	4,442	48,272
Class C
Subscriptions	27	350	127	1,496
Distributions reinvested	179	2,319	1,037	11,068
Redemptions	(3,451)	(43,171)	(3,975)	(44,814)
Net decrease	(3,245)	(40,502)	(2,811)	(32,250)
Institutional Class
Subscriptions	1,396	17,666	756	8,984
Distributions reinvested	448	5,872	1,589	17,110
Redemptions	(4,775)	(60,078)	(3,686)	(43,066)
Net decrease	(2,931)	(36,540)	(1,341)	(16,972)
Institutional 2 Class
Subscriptions	682	8,835	3,288	36,981
Distributions reinvested	3,279	43,086	12,965	140,026
Redemptions	(48,326)	(580,502)	(66,476)	(772,278)
Net decrease	(44,365)	(528,581)	(50,223)	(595,271)
Institutional 3 Class
Subscriptions	926	10,112	9,353	102,997
Distributions reinvested	20,703	268,926	65,972	704,578
Redemptions	(77,240)	(919,642)	(192,071)	(2,210,495)
Net decrease	(55,611)	(640,604)	(116,746)	(1,402,920)
Class R
Subscriptions	680	8,488	2,402	28,011
Distributions reinvested	348	4,514	1,375	14,700
Redemptions	(6,970)	(90,498)	(2,116)	(25,442)
Net increase (decrease)	(5,942)	(77,496)	1,661	17,269
Total net decrease	(116,085)	(1,370,644)	(165,018)	(1,981,872)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

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Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$12.31	(0.01)	(0.65)	(0.66)	(0.20)	—	(0.20)
Year Ended 10/31/2019	$11.37	0.17	1.38	1.55	(0.23)	(0.38)	(0.61)
Year Ended 10/31/2018	$13.69	0.08	(2.28)	(2.20)	(0.12)	—	(0.12)
Year Ended 10/31/2017	$10.58	0.08	3.13	3.21	(0.10)	—	(0.10)
Year Ended 10/31/2016	$12.91	0.09	0.45	0.54	(2.87)	—	(2.87)
Year Ended 10/31/2015	$14.58	0.14	(1.67)	(1.53)	(0.14)	—	(0.14)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$12.11	(0.06)	(0.64)	(0.70)	(0.11)	—	(0.11)
Year Ended 10/31/2019	$11.17	0.07	1.38	1.45	(0.13)	(0.38)	(0.51)
Year Ended 10/31/2018	$13.47	0.00(g)	(2.27)	(2.27)	(0.03)	—	(0.03)
Year Ended 10/31/2017	$10.41	(0.01)	3.09	3.08	(0.02)	—	(0.02)
Year Ended 10/31/2016	$12.73	0.04	0.41	0.45	(2.77)	—	(2.77)
Year Ended 10/31/2015	$14.37	0.02	(1.63)	(1.61)	(0.03)	—	(0.03)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$12.33	0.00(g)	(0.64)	(0.64)	(0.23)	—	(0.23)
Year Ended 10/31/2019	$11.39	0.20	1.38	1.58	(0.26)	(0.38)	(0.64)
Year Ended 10/31/2018	$13.72	0.17	(2.35)	(2.18)	(0.15)	—	(0.15)
Year Ended 10/31/2017	$10.61	0.12	3.11	3.23	(0.12)	—	(0.12)
Year Ended 10/31/2016	$12.95	0.12	0.45	0.57	(2.91)	—	(2.91)
Year Ended 10/31/2015	$14.62	0.21	(1.71)	(1.50)	(0.17)	—	(0.17)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$12.38	0.01	(0.65)	(0.64)	(0.24)	—	(0.24)
Year Ended 10/31/2019	$11.44	0.21	1.39	1.60	(0.28)	(0.38)	(0.66)
Year Ended 10/31/2018	$13.77	0.06	(2.23)	(2.17)	(0.16)	—	(0.16)
Year Ended 10/31/2017	$10.65	0.12	3.13	3.25	(0.13)	—	(0.13)
Year Ended 10/31/2016	$12.99	0.13	0.45	0.58	(2.92)	—	(2.92)
Year Ended 10/31/2015	$14.66	0.26	(1.74)	(1.48)	(0.19)	—	(0.19)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$12.24	0.01	(0.63)	(0.62)	(0.25)	—	(0.25)
Year Ended 10/31/2019	$11.32	0.21	1.38	1.59	(0.29)	(0.38)	(0.67)
Year Ended 10/31/2018	$13.63	0.16	(2.30)	(2.14)	(0.17)	—	(0.17)
Year Ended 10/31/2017(h)	$10.82	0.11	2.70	2.81	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$11.45	(5.57%)	2.45%(c)	1.52%(c)	(0.21%)(c)	24%	$671
Year Ended 10/31/2019	$12.31	14.41%	2.48%(d)	1.56%(d)	1.41%	83%	$770
Year Ended 10/31/2018	$11.37	(16.22%)	2.06%(d),(e)	1.60%(d),(e),(f)	0.59%	150%	$661
Year Ended 10/31/2017	$13.69	30.66%	2.16%	1.56%(f)	0.69%	37%	$1,259
Year Ended 10/31/2016	$10.58	6.91%	1.84%(d)	1.51%(d),(f)	0.90%	20%	$713
Year Ended 10/31/2015	$12.91	(10.58%)	1.38%(d)	1.29%(d)	1.13%	86%	$869
Class C
Six Months Ended 4/30/2020 (Unaudited)	$11.30	(5.90%)	3.19%(c)	2.27%(c)	(0.99%)(c)	24%	$202
Year Ended 10/31/2019	$12.11	13.59%	3.22%(d)	2.31%(d)	0.63%	83%	$256
Year Ended 10/31/2018	$11.17	(16.90%)	2.85%(d),(e)	2.35%(d),(e),(f)	0.01%	150%	$267
Year Ended 10/31/2017	$13.47	29.70%	2.90%	2.31%(f)	(0.09%)	37%	$512
Year Ended 10/31/2016	$10.41	6.01%	2.59%(d)	2.25%(d),(f)	0.38%	20%	$394
Year Ended 10/31/2015	$12.73	(11.23%)	2.13%(d)	2.03%(d)	0.31%	86%	$316
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$11.46	(5.43%)	2.19%(c)	1.27%(c)	0.01%(c)	24%	$257
Year Ended 10/31/2019	$12.33	14.73%	2.22%(d)	1.31%(d)	1.69%	83%	$313
Year Ended 10/31/2018	$11.39	(16.07%)	1.82%(d),(e)	1.35%(d),(e),(f)	1.28%	150%	$304
Year Ended 10/31/2017	$13.72	30.90%	1.90%	1.31%(f)	1.01%	37%	$207
Year Ended 10/31/2016	$10.61	7.21%	1.57%(d)	1.26%(d),(f)	1.19%	20%	$394
Year Ended 10/31/2015	$12.95	(10.34%)	1.13%(d)	1.01%(d)	1.68%	86%	$725
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$11.50	(5.38%)	2.06%(c)	1.15%(c)	0.17%(c)	24%	$1,627
Year Ended 10/31/2019	$12.38	14.82%	2.07%(d)	1.19%(d)	1.73%	83%	$2,300
Year Ended 10/31/2018	$11.44	(15.94%)	1.69%(d),(e)	1.25%(d),(e)	0.42%	150%	$2,700
Year Ended 10/31/2017	$13.77	31.02%	1.73%	1.21%	1.07%	37%	$9,101
Year Ended 10/31/2016	$10.65	7.30%	1.41%(d)	1.15%(d)	1.24%	20%	$16,471
Year Ended 10/31/2015	$12.99	(10.17%)	0.95%(d)	0.94%(d)	1.76%	86%	$59,489
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$11.37	(5.31%)	2.03%(c)	1.09%(c)	0.20%(c)	24%	$11,715
Year Ended 10/31/2019	$12.24	14.87%	2.02%(d)	1.13%(d)	1.81%	83%	$13,298
Year Ended 10/31/2018	$11.32	(15.93%)	1.67%(d),(e)	1.19%(d),(e)	1.17%	150%	$13,621
Year Ended 10/31/2017(h)	$13.63	25.97%	1.74%(c)	1.18%(c)	1.30%(c)	37%	$18,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 4/30/2020 (Unaudited)	$12.18	(0.03)	(0.64)	(0.67)	(0.17)	—	(0.17)
Year Ended 10/31/2019	$11.25	0.14	1.37	1.51	(0.20)	(0.38)	(0.58)
Year Ended 10/31/2018	$13.56	0.08	(2.30)	(2.22)	(0.09)	—	(0.09)
Year Ended 10/31/2017	$10.48	0.05	3.10	3.15	(0.07)	—	(0.07)
Year Ended 10/31/2016	$12.81	0.08	0.43	0.51	(2.84)	—	(2.84)
Year Ended 10/31/2015	$14.46	0.09	(1.64)	(1.55)	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	4/30/2020	10/31/2019	10/31/2018	10/31/2017	10/31/2016	10/31/2015
Class A	—%	less than .01%	0.01%	—%	less than .01%	0.02%
Class C	—%	less than .01%	0.01%	—%	less than .01%	0.02%
Institutional Class	—%	less than .01%	0.02%	—%	less than .01%	0.03%
Institutional 2 Class	—%	less than .01%	0.01%	—%	less than .01%	less than .01%
Institutional 3 Class	—%	less than .01%	0.01%	—%	—%	—%
Class R	—%	less than .01%	0.02%	—%	less than .01%	0.02%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 4/30/2020 (Unaudited)	$11.34	(5.68%)	2.69%(c)	1.77%(c)	(0.44%)(c)	24%	$239
Year Ended 10/31/2019	$12.18	14.11%	2.72%(d)	1.81%(d)	1.17%	83%	$330
Year Ended 10/31/2018	$11.25	(16.49%)	2.36%(d),(e)	1.85%(d),(e),(f)	0.60%	150%	$286
Year Ended 10/31/2017	$13.56	30.34%	2.40%	1.82%(f)	0.47%	37%	$383
Year Ended 10/31/2016	$10.48	6.61%	2.09%(d)	1.76%(d),(f)	0.77%	20%	$293
Year Ended 10/31/2015	$12.81	(10.78%)	1.63%(d)	1.53%(d)	0.79%	86%	$301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	17

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Contrarian Asia Pacific Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2020, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to
20	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	80
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
22	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	1.49%	1.55%
Class C	2.24	2.30
Institutional Class	1.24	1.30
Institutional 2 Class	1.11	1.17
Institutional 3 Class	1.06	1.11
Class R	1.74	1.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
13,182,000	3,176,000	(1,370,000)	1,806,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(84,017,384)	(263,587)	(84,280,971)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,791,095 and $5,457,598, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 9. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the
24	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics) occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At April 30, 2020, affiliated shareholders of record owned 80.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. It is currently anticipated that the Fund will be liquidated on or about July 10, 2020, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
26	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020	27

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28	Columbia Contrarian Asia Pacific Fund | Semiannual Report 2020

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Columbia Contrarian Asia Pacific Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR119_10_K01_(06/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2020